ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES - Accrued expenses and other payables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES.
Consideration payables for acquisitions	¥ 263,026	¥ 183,220
Accrued payroll and welfare benefits	207,015	200,394
Accrued interest expenses	135,105	70,251
Income tax payable	166,923	202,589
Other tax payables	43,365	54,981
Accrued debt issuance costs and other financing costs	32,430	52,254
Amount due to related parties	17,104	16,995
Others	333,483	236,277
Total accrued expenses and other payables	¥ 1,198,451	¥ 1,016,961